Financial risk management - Aging of Debtors (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial risk management
Financial assets	€ 1,401,184	€ 1,257,328	€ 1,057,309
60 - 90 days | Trade receivables | Credit risk
Financial risk management
Financial assets	236		170
90 - 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets	€ 12	€ 1
more than 120 days | Trade receivables | Credit risk
Financial risk management
Financial assets			€ 54